Supplemental Cash Flow Information_Cash And Cash Equivalents(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[3],[4]	Dec. 31, 2017 KRW (₩)	[3]	Dec. 31, 2016 KRW (₩)
Cash And Cash Equivalents If Different From Statement Of Financial Position Abstract [Abstract]
Cash	₩ 2,311,418				₩ 2,186,035
Checks with other banks	383,500				872,166
Due from Bank of Korea	8,607,911				9,098,891
Due from other financial institutions	9,535,049				8,117,398
Sub-total	20,837,878	[1]	$ 18,034,270	[1]	20,274,490
Due from financial institutions at fair value through profit or loss	216,367				381,718
Sub-total	21,054,245				20,656,208
Restricted cash from financial institutions	(13,372,966)				(12,347,627)
Due from financial institutions with original maturities over three monthes	(1,557,554)				(1,665,765)
Sub-total	(14,930,520)				(14,013,392)
Total	₩ 6,123,725	[2],[3]	$ 5,299,816	[2],[3]	₩ 6,642,816	[3],[4]	$ 5,749,066		₩ 8,404,898		₩ 7,414,836

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[3]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[4]	The condensed statement of cash flow for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.